Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Assets that are measured at fair value
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2019		2018
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,737	€1,736	€1,681	€1,682
Retail financing		613	608	601	584
Finance lease		3	3	3	3
Other receivables from financing activities		222	222	356	355
Total Receivables from financing activities(1)	15	€2,575	€2,569	€2,641	€2,624

Asset backed financing		€151	€151	€457	€457
Notes		6,392	6,900	7,825	8,152
Borrowings from banks & Other debt		4,718	4,724	5,985	5,968
Lease liabilities		1,640	1,640	261	261
Total Debt	21	€12,901	€13,415	€14,528	€14,838

		At December 31,
		2019				2018
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€21	€13	€37	€3	€15	€13	€31
Debt securities and equity instruments measured at FVPL	13	277	—	15	292	270	—	3	273
Derivative financial assets	16	—	98	—	98	—	256	41	297
Collateral deposits	13	42	—	—	42	61	—	—	61
Receivables from financing activities	15	—	—	580	580	—	—	973	973
Trade receivables	15	—	19	—	19	—	65	—	65
Other receivables	15	—	—	69	69	—	—	—	—
Money market securities	17	2,293	—	—	2,293	4,352	—	—	4,352
Total Assets		€2,615	€138	€677	€3,430	€4,686	€336	€1,030	€6,052
Derivative financial liabilities	16	—	318	—	318	—	205	2	207
Total Liabilities		€—	€318	€—	€318	€—	€205	€2	€207

Liabilities that are measured at fair value
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2019		2018
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,737	€1,736	€1,681	€1,682
Retail financing		613	608	601	584
Finance lease		3	3	3	3
Other receivables from financing activities		222	222	356	355
Total Receivables from financing activities(1)	15	€2,575	€2,569	€2,641	€2,624

Asset backed financing		€151	€151	€457	€457
Notes		6,392	6,900	7,825	8,152
Borrowings from banks & Other debt		4,718	4,724	5,985	5,968
Lease liabilities		1,640	1,640	261	261
Total Debt	21	€12,901	€13,415	€14,528	€14,838

		At December 31,
		2019				2018
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€21	€13	€37	€3	€15	€13	€31
Debt securities and equity instruments measured at FVPL	13	277	—	15	292	270	—	3	273
Derivative financial assets	16	—	98	—	98	—	256	41	297
Collateral deposits	13	42	—	—	42	61	—	—	61
Receivables from financing activities	15	—	—	580	580	—	—	973	973
Trade receivables	15	—	19	—	19	—	65	—	65
Other receivables	15	—	—	69	69	—	—	—	—
Money market securities	17	2,293	—	—	2,293	4,352	—	—	4,352
Total Assets		€2,615	€138	€677	€3,430	€4,686	€336	€1,030	€6,052
Derivative financial liabilities	16	—	318	—	318	—	205	2	207
Total Liabilities		€—	€318	€—	€318	€—	€205	€2	€207

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Losses recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2018	€700	€45	€29	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	—
Gains recognized in Other comprehensive income/(loss)	—	—	9	—
Issues/Settlements	273	—	(29)	—
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—
At December 31, 2018	€973	€16	€39	€—

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Losses recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2018	€700	€45	€29	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	—
Gains recognized in Other comprehensive income/(loss)	—	—	9	—
Issues/Settlements	273	—	(29)	—
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—
At December 31, 2018	€973	€16	€39	€—